Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation Abstract
Schedule of components of income tax expense (benefit)

	2018	2017	2016
	£’000	£’000	£’000
Current tax credit
Current tax credited to the income statement	1,952	1,253	1,936
Taxation payable in respect of foreign subsidiary	(67)	-	(25)
Adjustment in respect of prior year	128	-	-
	2,013	1,253	1,911
Deferred tax credit
Reversal of temporary differences	19	12	316
Total tax credit	2,032	1,265	2,227

Schedule of difference between actual tax charge and the standard rate of corporation tax

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2018	2017	2016
	£’000	£’000	£’000

Loss for the year, continuing and discontinued operations	(15,030)	(16,064)	(20,162)
Income tax credit - continuing operations	(2,032)	(1,265)	(2,227)
Income tax credit – discontinuing operations	-	-	(6,933)
Loss before tax	(17,062)	(17,329)	(29,322)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2017: 19.25%, 2016: 20.25%)	(3,241)	(3,336)	(5,864)
Expenses not deductible for tax purposes	2,492	412	1,022
Adjustment in respect of prior period	(129)	-	(435)
Additional deduction for R&D expenditure	-	-	4
Surrender of tax losses for R&D tax refund	(1,955)	(1,196)	(1,503)
Reversal of deferred tax on impairment		-	(3,421)
Unrelieved tax losses and other deductions arising in the period	(220)	(156)	(166)
Foreign exchange differences	(26)	(84)	712
Deferred tax not recognised	1,047	3,095	491
Tax credit related to discontinued operations	-	-	(6,933)

Total tax credited to the income statement	(2,032)	(1,265)	(2,227)